Note 10 - Acquisition (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements		$ (80,818)
Vizualize Technologies Corporation [member]
Statement Line Items [Line Items]
Financial assets recognised as of acquisition date		100
Financial liabilities recognised as of acquisition date		80,918
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements		$ 80,818